Commitments, Contingencies and Financial Instruments With Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Commitments, Contingencies and Financial Instruments With Off-Balance Sheet Risk [Abstract]
COMMITMENTS, CONTINGENCIES AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

NOTE 10 – COMMITMENTS, CONTINGENCIES AND FINANCIAL INSTRUMENTS

WITH OFF-BALANCE SHEET RISK

Some financial instruments such as loan commitments, credit lines, letters of credit and overdraft protection are issued to meet customer financing needs. These financing arrangements to provide credit typically have predetermined expiration dates, but can be withdrawn if certain conditions are not met. The commitments may expire without ever having been drawn on by the customer; therefore the total commitment amount does not necessarily represent future cash requirements. Off-balance sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used for loans, including obtaining various forms of collateral, such as real estate or securities at exercise of the commitment or letter of credit.

The Bank grants retail, commercial and commercial real estate loans in central Ohio. The Bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based upon management’s credit evaluation of each customer. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment and income producing commercial properties.

The contractual amount of financing instruments with off-balance sheet risk was as follows at year-end.

	2011		2010
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit	$62	$195	$36	$—

Unused lines of credit and letters of credit	$1,313	$63,369	$2,108	$66,685

Commitments to make loans are generally made for periods of 30 days or less. The fixed-rate loan commitments have interest rates ranging from 2.35% to 8.25% for 2011. Maturities for loans subject to these fixed-rate commitments range from up to 1 to 30 years. In the opinion of management, outstanding loan commitments equaled or exceeded prevalent market interest rates at December 31, 2011, such commitments were underwritten in accordance with normal loan underwriting policies, and all disbursements will be funded via normal cash flows from operations and existing excess liquidity.

Legal Proceedings

There is no pending material litigation, other than routine litigation incidental to the business of the Corporation and Bank. Further, there are no material legal proceedings in which any director, executive officer, principal shareholder or affiliate of the Corporation is a party or has a material interest, which is adverse to the Corporation or Bank. Finally, there is no litigation in which the Corporation or Bank is involved which is expected to have a material adverse impact on the financial position or results of operations of the Corporation or Bank.